Organization and Nature of Operations - Schedule Of Consolidated Pro Forma Information Showing Results Of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 0	$ 52,768	$ 0	$ 102,059	$ 126,027	$ 173,889
Net income	$ (2,058,952)	$ (784,416)	$ (2,366,784)	$ (1,632,915)	(3,450,865)	$ 931,059
Pro Forma
Total revenues					173,889
Net income					$ 819,105
Net income per common share, basic					$ 0.01
Net income per common share, diluted					$ 0.01